Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2024
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Disclosure Of Detailed Information About Breakdown Of Right Of Use Assets Explanatory

The breakdown of right-of-use assets is as follows:

	Building lease	Office and laboratory equipment	Total
	$ in thousands
Net book value as of January 1, 2022	55,197	14,226	69,423
Additions	396	310	706
Disposal	(2,988)	(459)	(3,447)
Depreciation & impairment expense	(4,766)	(3,280)	(8,046)
Translation adjustments	(915)	(183)	(1,099)
Reclassification to assets held for sale	(13,257)	(6)	(13,263)
Net book value as of December 31, 2022	33,666	10,608	44,275
Gross value at end of period	49,421	17,742	67,163
Accumulated depreciation and impairment at end of period	(15,755)	(7,133)	(22,889)

Net book value as of January 1, 2023	33,666	10,608	44,275
Additions	1,678	98	1,776
Disposal	(102)	-	(102)
Depreciation & impairment expense	(5,081)	(3,318)	(8,399)
Translation adjustments	442	69	510
Net book value as of December 31, 2023	30,602	7,457	38,060
Gross value at end of period	51,863	18,022	69,885
Accumulated depreciation and impairment at end of period	(21,261)	(10,565)	(31,825)

Net book value as of January 1, 2024	30,602	7,457	38,060
Depreciation & impairment expense	(4,770)	(3,015)	(7,785)
Translation adjustments	(660)	(44)	(704)
Net book value as of December 31, 2024	25,593	4,375	29,968
Gross value at end of period	50,913	17,684	68,597
Accumulated depreciation at end of period	(25,320)	(13,309)	(38,629)